Changes in Benefit Obligation (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Domestic
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 5,368	$ 5,892
Interest cost	192	173	$ 229
Benefit payments	(287)	(297)
Actuarial (gains) losses	(283)	(400)
Benefit Obligation at End of Year	4,990	5,368	5,892
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	33,281	27,868
Service cost	1,507	1,307	1,097
Interest cost	1,122	939	854
Benefit payments	(664)	(604)
Actuarial (gains) losses	3,801	2,638
Currency exchange rate changes	(1,384)	1,133
Benefit Obligation at End of Year	$ 37,663	$ 33,281	$ 27,868